Vessels, net and Advances for Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Vessels, net and Advances for Vessels Acquisitions [Abstract]
Vessels, net
The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	163,501	(6,916)	156,585
— Transferred from advances for vessels under construction	245,763	-	245,763
— Depreciation	-	(6,114)	(6,114)
Balance, June 30, 2022	409,264	(13,030)	396,234

Advances for Vessels Acquisitions / Under Construction
An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions/ under construction
Balance, December 31, 2021	30,579
— Advances paid	213,429
— Capitalized expenses	1,755
— Transferred to Vessels, net	(245,763)
Balance, June 30, 2022	-